Cover	Sep. 09, 2022
Cover [Abstract]
Entity Registrant Name	CARO HOLDINGS, INC.
Entity Central Index Key	0001678105
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 09, 2022
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-212268
Entity Address Address Line 1	848 Brickell Ave
Entity Address Address Line 2	Pent
City Area Code	786
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33131
Local Phone Number	755-3210
Entity Address City Or Town	Miami